UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2015

Date of Reporting Period

Item 1.	Reports to Stockholders

Tax-Managed International Equity Portfolio

October 31, 2015

Portfolio of Investments

Common Stocks — 98.1%

Security	Shares	Value

Australia — 7.5%
AGL Energy, Ltd.	26,890	$318,879
Amcor, Ltd.	14,610	141,115
APA Group	28,846	187,937
ARB Corp., Ltd.	2,741	28,731
Ardent Leisure Group	12,742	25,180
Aristocrat Leisure, Ltd.	11,229	74,122
Asciano, Ltd.	20,332	118,404
Boral, Ltd.	5,759	22,029
Brambles, Ltd.	20,697	152,412
Caltex Australia, Ltd.	4,560	102,081
Cochlear, Ltd.	811	51,185
Commonwealth Bank of Australia	6,814	369,986
Computershare, Ltd.	15,937	122,148
CSL, Ltd.	4,405	292,801
Domino’s Pizza Enterprises, Ltd.	1,212	40,083
DuluxGroup, Ltd.	5,657	23,651
Echo Entertainment Group, Ltd.	17,795	64,315
GPT Group (The)	11,738	39,755
GUD Holdings, Ltd.	6,188	35,290
GWA Group, Ltd.	11,241	19,768
Incitec Pivot, Ltd.	11,120	31,053
IRESS, Ltd.	4,049	26,967
iSentia Group, Ltd.	19,466	57,191
James Hardie Industries PLC CDI	4,004	51,832
JB Hi-Fi, Ltd.	3,121	39,711
Macquarie Atlas Roads Group	10,339	29,869
McMillan Shakespeare, Ltd.	3,315	29,528
Mirvac Group	18,336	23,438
National Australia Bank, Ltd.	4,515	96,416
Navitas, Ltd.	9,965	29,618
Newcrest Mining, Ltd.(1)	3,087	26,892
Orica, Ltd.	4,147	48,513
Origin Energy, Ltd.	20,678	80,351
Orora, Ltd.	57,701	95,406
Premier Investments, Ltd.	3,446	33,452
Programmed Maintenance Services, Ltd.	6,767	13,969
Ramsay Health Care, Ltd.	3,178	139,697
Recall Holdings, Ltd.	7,050	38,221
Rio Tinto, Ltd.	2,553	91,290
Scentre Group	4,083	11,976
SMS Management & Technology, Ltd.	8,747	30,461
Sonic Healthcare, Ltd.	6,134	83,892
Southern Cross Media Group, Ltd.	25,786	17,901
Suncorp Group, Ltd.	2,484	23,075

Security	Shares	Value

Australia (continued)
Super Retail Group, Ltd.	4,935	$33,704
Tabcorp Holdings, Ltd.	17,246	57,637
Tatts Group, Ltd.	19,917	55,922
Telstra Corp., Ltd.	140,712	539,158
Tox Free Solutions, Ltd.	9,194	18,826
Transpacific Industries Group, Ltd.	36,318	17,462
Transurban Group	27,194	201,509
Treasury Wine Estates, Ltd.	11,839	59,255
Village Roadshow, Ltd.	4,552	24,252
Washington H. Soul Pattinson & Co., Ltd.	4,310	49,415
Wesfarmers, Ltd.	1,800	50,336
Westfield Corp.	3,277	23,775
Westpac Banking Corp.	8,556	190,576
Whitehaven Coal, Ltd.(1)	23,116	16,601
Woodside Petroleum, Ltd.	12,096	253,689
Woolworths, Ltd.	23,156	396,691

		$5,369,399

Austria — 0.9%
ams AG	2,962	$94,785
CA Immobilien Anlagen AG	1,563	30,642
Conwert Immobilien Invest SE(1)	2,110	30,250
EVN AG	2,151	23,736
Immofinanz AG(1)	21,576	55,232
Lenzing AG	490	37,432
Oesterreichische Post AG	540	19,633
OMV AG	5,438	144,802
RHI AG	859	19,383
Schoeller-Bleckmann Oilfield Equipment AG	231	13,885
Verbund AG	6,332	89,607
Voestalpine AG	1,914	69,203
Wienerberger AG	1,390	25,628

		$654,218

Belgium — 2.0%
Ageas	1,164	$51,330
Anheuser-Busch InBev SA/NV	1,886	225,046
Bekaert SA	1,080	32,033
bpost SA	2,643	66,148
Colruyt SA	978	48,375
Econocom Group SA/NV	2,876	25,660
Euronav SA	2,460	36,370
EVS Broadcast Equipment SA	652	18,991
Groupe Bruxelles Lambert SA	2,220	180,197
Nyrstar NV(1)	10,150	15,508

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Belgium (continued)
Proximus SADP	6,750	$233,583
Telenet Group Holding NV(1)	3,141	182,691
UCB SA	2,340	202,265
Umicore SA	2,518	106,909

		$1,425,106

Denmark — 1.9%
A.P. Moller-Maersk A/S, Class A	39	$55,922
A.P. Moller-Maersk A/S, Class B	54	79,694
Carlsberg A/S, Class B	2,023	165,743
Danske Bank A/S	5,821	160,157
DSV A/S	1,432	58,109
Novo Nordisk A/S, Class B	3,312	175,879
Novozymes A/S, Class B	4,937	228,865
Pandora A/S	1,680	193,868
Royal Unibrew A/S	730	28,906
SimCorp A/S	775	38,025
TDC A/S	20,226	105,739
Tryg A/S	3,287	59,071

		$1,349,978

Finland — 1.9%
Amer Sports Oyj	4,419	$124,022
Elisa Oyj	4,226	159,220
Fortum Oyj	9,596	143,901
Huhtamaki Oyj	1,520	53,624
Kemira Oyj	2,727	32,300
Kesko Oyj, Class B	3,462	110,522
Kone Oyj, Class B	1,663	70,928
Metso Oyj	1,100	26,930
Neste Oyj	4,938	120,401
Nokia Oyj	25,041	186,276
Orion Oyj, Class B	3,365	120,189
Sampo Oyj, Class A	2,829	138,275
Sanoma Oyj	4,285	18,786
Stora Enso Oyj	5,321	49,359
Valmet Oyj	3,262	34,332

		$1,389,065

France — 7.8%
Accor SA	611	$30,342
ADP	379	47,612
Air Liquide SA	4,325	559,512
Airbus Group SE	2,452	170,746
Alstom SA(1)	736	23,957

Security	Shares	Value

France (continued)
Alten SA	634	$32,865
Atos SE	1,608	128,007
BNP Paribas SA	3,858	233,784
Bouygues SA	672	25,400
Christian Dior SE	293	57,587
CNP Assurances	2,759	39,355
Danone SA	4,879	339,091
Dassault Systemes SA	2,600	205,109
Edenred	900	16,525
Engie SA	28,577	500,120
Eutelsat Communications SA	985	32,465
Fonciere des Regions	297	27,955
Groupe Eurotunnel SE	2,197	30,754
Hermes International	129	49,620
Iliad SA	447	93,877
Ingenico Group SA	754	88,860
Kering SA	430	79,526
Klepierre	713	33,767
L’Oreal SA	1,343	244,835
Lagardere SCA	1,361	39,599
LVMH Moet Hennessy Louis Vuitton SE	902	167,925
Neopost SA	811	20,149
Orange SA	26,441	466,200
Orpea	620	49,738
Remy Cointreau SA	348	24,174
Rubis SCA	423	33,903
Safran SA	948	72,004
Sanofi	4,652	469,274
SCOR SE	1,284	47,743
Societe BIC SA	422	67,249
Sodexo SA	251	22,312
Sopra Steria Group	268	30,486
Suez Environnement Co. SA	5,207	98,870
Total SA	11,837	572,423
Unibail-Rodamco SE	378	105,209
Vinci SA	1,776	119,571
Vivendi SA	5,190	124,855
Wendel SA	200	23,975

		$5,647,330

Germany — 8.0%
Adidas AG	1,444	$129,409
Allianz SE	1,913	334,905
alstria office REIT AG	2,172	30,305
Aurubis AG	569	38,009

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Germany (continued)
BASF SE	4,409	$361,202
Bayer AG	3,063	408,406
Brenntag AG	492	29,709
Celesio AG	867	24,112
Daimler AG	2,800	242,798
Deutsche EuroShop AG	620	29,893
Deutsche Lufthansa AG(1)	2,923	43,166
Deutsche Telekom AG	33,899	634,982
Deutsche Wohnen AG, Bearer Shares	1,750	49,331
E.ON SE	35,060	369,853
Fraport AG	937	59,408
Fresenius Medical Care AG & Co. KGaA	705	63,455
Fresenius SE & Co. KGaA	1,677	123,230
GEA Group AG	1,196	47,930
Henkel AG & Co. KGaA	2,916	269,155
Henkel AG & Co. KGaA, PFC Shares	3,175	344,340
KWS Saat SE	85	27,482
LANXESS AG	524	28,119
LEG Immobilien AG	453	36,116
Linde AG	1,079	187,158
MAN AG	432	45,015
Merck KGaA	412	40,223
MTU Aero Engines AG	316	29,233
Muenchener Rueckversicherungs-Gesellschaft AG	660	131,600
Porsche Automobil Holding SE, PFC Shares	819	38,283
ProSiebenSat.1 Media SE	1,000	54,036
RWE AG	8,003	111,220
SAP SE	8,656	682,396
Siemens AG	3,848	386,509
Software AG	800	23,244
Stada Arzneimittel AG	690	26,249
TAG Immobilien AG	2,396	31,014
Telefonica Deutschland Holdings AG	3,587	23,092
TUI AG	2,680	49,837
Volkswagen AG	330	45,696
Volkswagen AG, PFC Shares	676	81,144
Wirecard AG	1,392	71,903

		$5,783,167

Hong Kong — 4.0%
Bank of East Asia, Ltd. (The)	23,200	$86,835
Cathay Pacific Airways, Ltd.	31,000	61,324
Cheung Kong Infrastructure Holdings, Ltd.	21,000	195,491
China Cord Blood Corp.(1)	5,000	31,850
China Everbright Water, Ltd.(1)	38,600	19,519

Security	Shares	Value

Hong Kong (continued)
China Traditional Chinese Medicine Co., Ltd.(1)	50,000	$37,815
Chow Sang Sang Holdings International, Ltd.	13,000	25,256
CLP Holdings, Ltd.	26,000	226,869
Dairy Farm International Holdings, Ltd.	6,300	41,479
Esprit Holdings, Ltd.	27,800	30,982
G-Resources Group, Ltd.	1,212,000	27,083
Hang Lung Group, Ltd.	6,000	21,832
Hang Lung Properties, Ltd.	16,000	39,190
Hang Seng Bank, Ltd.	2,500	45,736
HC International, Inc.(1)	46,000	26,734
HKT Trust and HKT, Ltd.	111,000	132,935
Hongkong Land Holdings, Ltd.	13,000	97,476
Hopewell Holdings, Ltd.	33,500	120,880
Hysan Development Co., Ltd.	7,000	31,004
Jardine Matheson Holdings, Ltd.	2,400	130,503
Jardine Strategic Holdings, Ltd.	3,000	90,302
Johnson Electric Holdings, Ltd.	7,875	28,772
Kerry Properties, Ltd.	10,000	29,537
Kingston Financial Group, Ltd.(1)	128,000	50,553
KuangChi Science, Ltd.(1)	120,000	49,038
Li & Fung, Ltd.	80,000	64,956
Link REIT	22,500	134,430
MTR Corp., Ltd.	17,500	79,392
NWS Holdings, Ltd.	17,000	25,594
PAX Global Technology, Ltd.	21,000	27,407
PCCW, Ltd.	191,000	102,353
Power Assets Holdings, Ltd.	13,000	129,470
Shangri-La Asia, Ltd.	22,000	20,077
Sino Land Co., Ltd.	22,000	33,957
SJM Holdings, Ltd.	60,000	49,887
Sun Hung Kai Properties, Ltd.	10,000	133,707
Swire Pacific, Ltd., Class A	4,000	46,368
Techtronic Industries Co., Ltd.	19,000	69,214
Television Broadcasts, Ltd.	14,600	53,116
Truly International Holdings, Ltd.	208,000	49,557
VTech Holdings, Ltd.	7,100	85,973
Wynn Macau, Ltd.	36,000	49,422
Yue Yuen Industrial Holdings, Ltd.	10,500	38,169

		$2,872,044

Ireland — 1.9%
CRH PLC	8,138	$222,744
DCC PLC	1,972	158,080
FBD Holdings PLC	1,257	9,611
FleetMatics Group PLC(1)	3,906	217,408

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Ireland (continued)
Fly Leasing, Ltd. ADR	2,162	$28,517
Glanbia PLC	2,561	49,627
ICON PLC(1)	3,112	198,763
Irish Continental Group PLC	7,510	40,798
Kerry Group PLC, Class A	1,947	157,911
Origin Enterprises PLC(1)	2,844	21,383
Paddy Power PLC	2,563	296,568

		$1,401,410

Israel — 2.0%
Bank Hapoalim B.M.	15,152	$78,872
Bezeq Israeli Telecommunication Corp., Ltd.	124,134	266,017
Check Point Software Technologies, Ltd.(1)	2,277	193,408
Delek Automotive Systems, Ltd.	2,964	28,146
Elbit Systems, Ltd.	1,673	132,596
Gazit-Globe, Ltd.	2,382	25,855
Israel Chemicals, Ltd.	19,219	106,565
Israel Corp., Ltd.	340	87,709
Israel Discount Bank, Ltd., Series A(1)	19,603	35,856
Kenon Holdings, Ltd.(1)	672	8,799
Mizrahi Tefahot Bank, Ltd.	3,293	40,021
Oil Refineries, Ltd.(1)	139,185	50,866
Orbotech, Ltd.(1)	2,016	33,365
Osem Investment, Ltd.	2,955	57,201
Paz Oil Co., Ltd.	464	69,123
Sarine Technologies, Ltd.	23,300	25,898
Teva Pharmaceutical Industries, Ltd. ADR	3,286	194,498
Tower Semiconductor, Ltd.(1)	225	3,077

		$1,437,872

Italy — 3.7%
Amplifon SpA	6,312	$49,083
Assicurazioni Generali SpA	4,184	79,272
Astaldi SpA	2,796	22,522
Atlantia SpA	8,036	222,544
Autogrill SpA(1)	4,452	41,442
Banca Monte dei Paschi di Siena SpA(1)	26,721	49,052
Brembo SpA	781	34,423
CIR SpA(1)	19,905	21,982
CNH Industrial NV	8,164	55,264
Davide Campari-Milano SpA	12,105	103,660
DiaSorin SpA	1,529	68,458
Ei Towers SpA	1,018	61,722
Enel Green Power SpA	15,744	33,285
Enel SpA	40,911	188,654

Security	Shares	Value

Italy (continued)
ENI SpA	23,333	$381,034
EXOR SpA	1,016	50,388
Interpump Group SpA	2,136	31,429
Intesa Sanpaolo SpA	61,402	213,621
Luxottica Group SpA	1,065	74,657
Prada SpA	6,900	28,077
Recordati SpA	2,597	64,550
Salvatore Ferragamo SpA	941	25,540
Snam SpA	16,776	86,816
STMicroelectronics NV	20,785	143,204
Telecom Italia SpA(1)	214,684	299,502
Telecom Italia SpA, PFC Shares	105,797	118,906
Terna Rete Elettrica Nazionale SpA	12,961	65,924
Tod’s SpA	213	17,839
Yoox Net-A-Porter Group SpA(1)	851	28,854

		$2,661,704

Japan — 15.8%
Advantest Corp.	8,300	$66,210
Aeon Co., Ltd.	3,200	47,412
Aeon Mall Co., Ltd.	1,300	21,746
Air Water, Inc.	2,000	32,725
Alps Electric Co., Ltd.	1,600	49,663
ANA Holdings, Inc.	11,000	32,848
Anritsu Corp.	3,000	19,537
Asahi Glass Co., Ltd.	6,000	34,353
Asahi Kasei Corp.	9,000	55,230
Astellas Pharma, Inc.	13,900	201,751
Bandai Namco Holdings, Inc.	1,300	31,954
Bank of Yokohama, Ltd. (The)	5,000	31,206
Bridgestone Corp.	1,900	69,675
Canon, Inc.	3,800	113,476
Chiba Bank, Ltd. (The)	4,000	29,180
Chubu Electric Power Co., Inc.	10,800	166,136
Chugai Pharmaceutical Co., Ltd.	1,800	57,942
Citizen Holdings Co., Ltd.	7,100	53,814
Credit Saison Co., Ltd.	1,400	28,741
Daicel Corp.	3,400	44,929
Daido Steel Co., Ltd.	7,000	26,795
Daishi Bank, Ltd. (The)	9,000	40,670
Daito Trust Construction Co., Ltd.	300	32,474
Daiwa House Industry Co., Ltd.	2,000	52,501
Denka Co., Ltd.	9,000	41,765
Denso Corp.	1,100	51,285
Dowa Holdings Co., Ltd.	4,000	34,874

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Dydo Drinco, Inc.	800	$34,166
East Japan Railway Co.	1,100	104,583
Eisai Co., Ltd.	1,500	93,824
Electric Power Development Co., Ltd.	4,500	148,347
FamilyMart Co., Ltd.	800	32,701
Fancl Corp.	3,600	50,448
Fast Retailing Co., Ltd.	200	73,056
Fuji Heavy Industries, Ltd.	1,300	50,276
Fuji Oil Holdings, Inc.	3,600	50,764
FUJIFILM Holdings Corp.	2,000	79,777
Fujitsu, Ltd.	8,000	37,813
Fukuoka Financial Group, Inc.	7,000	36,835
Furukawa Electric Co., Ltd.	13,000	23,790
Gunma Bank, Ltd. (The)	5,000	31,473
Hirose Electric Co., Ltd.	300	36,311
Hiroshima Bank, Ltd. (The)	6,000	33,321
Hitachi Metals, Ltd.	3,000	33,978
Hitachi, Ltd.	19,000	109,607
Hokuhoku Financial Group, Inc.	15,000	33,303
Honda Motor Co., Ltd.	4,400	145,554
Ibiden Co., Ltd.	2,000	27,558
Idemitsu Kosan Co., Ltd.	4,100	67,238
Ito En, Ltd.	1,400	29,244
ITOCHU Corp.	3,300	41,293
ITOCHU Techno-Solutions Corp.	1,600	35,077
Iyo Bank, Ltd. (The)	4,600	49,460
Japan Airlines Co., Ltd.	1,400	52,742
Japan Real Estate Investment Corp.	6	27,735
Japan Retail Fund Investment Corp.	15	29,052
Japan Tobacco, Inc.	6,000	207,671
JX Holdings, Inc.	32,400	127,224
Kagome Co., Ltd.	1,800	30,589
Kajima Corp.	8,000	45,780
Kakaku.com, Inc.	2,000	37,310
Kamigumi Co., Ltd.	3,000	25,775
Kao Corp.	2,100	107,813
KDDI Corp.	22,900	554,141
Kewpie Corp.	2,100	47,966
Kintetsu Group Holdings Co., Ltd.	8,000	30,929
Kobayashi Pharmaceutical Co., Ltd.	500	38,764
Komatsu, Ltd.	4,100	67,394
Kuraray Co., Ltd.	2,500	30,835
KYORIN Holdings, Inc.	3,700	62,200
Kyowa Hakko Kirin Co., Ltd.	2,000	32,966
Kyushu Electric Power Co., Inc.(1)	11,500	138,790
Lawson, Inc.	500	37,036

Security	Shares	Value

Japan (continued)
Lion Corp.	5,000	$48,201
M3, Inc.	3,600	69,776
Mandom Corp.	1,300	51,587
Marubeni Corp.	7,000	40,446
Maruichi Steel Tube, Ltd.	1,200	30,730
Matsumotokiyoshi Holdings Co., Ltd.	900	38,535
Megmilk Snow Brand Co., Ltd.	2,200	45,716
Miraca Holdings, Inc.	1,300	57,857
Mitsubishi Chemical Holdings Corp.	9,000	56,084
Mitsubishi Corp.	2,800	50,906
Mitsubishi Gas Chemical Co., Inc.	6,000	33,452
Mitsubishi Heavy Industries, Ltd.	15,000	75,622
Mitsubishi Motors Corp.	2,000	17,715
Mitsubishi Tanabe Pharma Corp.	3,200	54,110
Mitsubishi UFJ Financial Group, Inc.	24,600	159,101
Mitsui & Co., Ltd.	3,900	49,463
Mizuho Financial Group, Inc.	56,100	115,557
Morinaga Milk Industry Co., Ltd.	7,000	31,768
MS&AD Insurance Group Holdings, Inc.	1,800	53,065
Murata Manufacturing Co., Ltd.	700	99,646
NEC Corp.	15,000	46,275
NGK Spark Plug Co., Ltd.	2,400	58,572
NH Foods, Ltd.	2,000	41,717
Nidec Corp.	500	37,678
Nihon Kohden Corp.	1,400	27,255
Nikon Corp.	4,100	53,039
Nippon Building Fund, Inc.	5	23,746
Nippon Electric Glass Co., Ltd.	10,000	48,934
Nippon Kayaku Co., Ltd.	2,000	20,866
Nippon Paint Holdings Co., Ltd.	2,000	42,244
Nippon Shinyaku Co., Ltd.	1,000	39,098
Nippon Shokubai Co., Ltd.	600	46,954
Nippon Soda Co., Ltd.	5,000	38,811
Nippon Telegraph & Telephone Corp.	10,900	399,609
Nissan Chemical Industries, Ltd.	2,000	49,673
Nissan Motor Co., Ltd.	10,300	106,772
Nisshin Seifun Group, Inc.	2,400	36,683
Nissin Foods Holdings Co., Ltd.	1,200	55,474
Nitto Denko Corp.	1,000	64,124
NOF Corp.	4,000	28,591
Nomura Real Estate Holdings, Inc.	1,500	32,053
Nomura Research Institute, Ltd.	1,100	44,957
NTT Data Corp.	1,100	54,741
NTT DoCoMo, Inc.	20,000	389,510
Obayashi Corp.	4,000	35,080
Okinawa Electric Power Co., Inc. (The)	1,300	31,912

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Ono Pharmaceutical Co., Ltd.	500	$68,497
Oracle Corp. Japan	1,000	45,481
Oriental Land Co., Ltd.	700	42,523
Osaka Gas Co., Ltd.	51,000	200,862
Otsuka Holdings Co., Ltd.	3,800	126,466
Recruit Holdings Co., Ltd.	2,000	64,283
Resona Holdings, Inc.	7,700	40,743
Ricoh Co., Ltd.	4,000	43,112
Rinnai Corp.	600	47,566
San-Ai Oil Co., Ltd.	4,000	30,552
Santen Pharmaceutical Co., Ltd.	4,100	55,647
Sawai Pharmaceutical Co., Ltd.	400	25,607
SECOM Co., Ltd.	500	33,353
Seiko Epson Corp.	2,700	41,243
Sekisui House, Ltd.	2,000	33,293
Sharp Corp.(1)	39,000	42,747
Shimizu Corp.	5,000	43,778
Shin-Etsu Chemical Co., Ltd.	1,700	101,098
Shionogi & Co., Ltd.	1,600	65,626
Shizuoka Bank, Ltd. (The)	5,000	50,159
Showa Denko K.K.	22,000	27,708
Showa Shell Sekiyu K.K.	7,000	61,785
Sojitz Corp.	18,700	41,131
Sompo Japan Nipponkoa Holdings, Inc.	1,600	50,237
Sumitomo Corp.	4,900	53,593
Sumitomo Metal Mining Co., Ltd.	4,000	49,626
Sumitomo Mitsui Financial Group, Inc.	3,000	119,681
Sumitomo Realty & Development Co., Ltd.	1,000	32,928
Taiheiyo Cement Corp.	15,000	49,451
Taisei Corp.	6,000	38,991
Takeda Pharmaceutical Co., Ltd.	3,600	175,796
TDK Corp.	1,000	63,696
TEIJIN, Ltd.	12,000	42,361
Terumo Corp.	2,500	74,175
Toho Gas Co., Ltd.	4,000	24,497
Tokai Carbon Co., Ltd.	9,000	24,541
Tokio Marine Holdings, Inc.	1,900	73,210
Tokyo Gas Co., Ltd.	46,000	227,647
Tokyu Corp.	4,000	32,435
TonenGeneral Sekiyu K.K.	8,000	83,117
Toppan Printing Co., Ltd.	4,000	35,870
Toray Industries, Inc.	9,000	78,518
Toshiba Corp.(1)	18,000	50,779
Toyo Ink SC Holdings Co., Ltd.	7,000	28,863
Toyo Suisan Kaisha, Ltd.	1,000	36,848
Toyobo Co., Ltd.	18,000	26,385

Security	Shares	Value

Japan (continued)
Toyota Motor Corp.	5,100	$312,449
Trend Micro, Inc.	1,000	38,971
Tsuruha Holdings, Inc.	400	31,690
Ube Industries, Ltd.	17,000	35,696
Unicharm Corp.	2,800	59,798
UNY Group Holdings Co., Ltd.	4,700	25,985
USS Co., Ltd.	4,300	75,912
West Japan Railway Co.	800	56,205
Yahoo! Japan Corp.	11,200	47,501
Yamato Holdings Co., Ltd.	2,000	39,369
Yamato Kogyo Co., Ltd.	1,000	26,637
Yamazaki Baking Co., Ltd.	2,000	38,517
Zeon Corp.	3,000	24,485
ZERIA Pharmaceutical Co., Ltd.	2,000	29,791

		$11,374,617

Netherlands — 4.0%
Aegon NV	9,795	$60,107
Akzo Nobel NV	2,513	177,745
ASML Holding NV	3,712	344,330
Delta Lloyd NV	1,595	12,569
Fugro NV(1)	4,741	89,963
Gemalto NV	831	52,028
ING Groep NV	22,110	322,962
Koninklijke DSM NV	3,322	177,088
Koninklijke KPN NV	59,030	216,298
Koninklijke Philips NV	10,722	289,052
Koninklijke Vopak NV	2,055	82,550
OCI NV(1)	716	20,199
QIAGEN NV(1)	5,673	137,534
RELX NV	25,398	433,208
Unilever NV	9,430	428,410

		$2,844,043

New Zealand — 1.0%
Auckland International Airport, Ltd.	26,708	$94,910
Contact Energy, Ltd.	23,324	81,866
Fisher & Paykel Healthcare Corp., Ltd.	10,114	53,221
Fletcher Building, Ltd.	17,648	88,887
Kiwi Property Group, Ltd.	88,630	81,499
Ryman Healthcare, Ltd.	7,558	40,326
SKYCITY Entertainment Group, Ltd.	14,241	38,632
Spark New Zealand, Ltd.	52,744	119,635
Trade Me, Ltd.	8,490	21,049
Xero, Ltd.(1)	5,362	58,139

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

New Zealand (continued)
Z Energy, Ltd.	13,924	$63,171

		$741,335

Norway — 1.9%
Atea ASA	6,274	$58,330
Austevoll Seafood ASA	4,763	29,292
Borregaard ASA	4,154	22,138
DNB ASA	8,378	106,668
Gjensidige Forsikring ASA	1,701	25,898
Kongsberg Gruppen ASA	3,498	54,916
Leroy Seafood Group ASA	876	30,727
Nordic Semiconductor ASA(1)	6,600	31,720
Opera Software ASA	8,541	53,363
Orkla ASA	16,927	144,050
Prosafe SE	3,357	9,311
Salmar ASA	2,132	34,881
Schibsted ASA, Class B(1)	3,350	104,658
SpareBank 1 SMN	3,485	21,851
SpareBank 1 SR-Bank ASA	3,147	15,033
Statoil ASA	7,438	120,230
Stolt-Nielsen, Ltd.	2,728	36,861
Telenor ASA	8,446	159,107
Veidekke ASA	9,393	119,321
Yara International ASA	3,528	160,263

		$1,338,618

Portugal — 1.0%
Banco BPI SA(1)	11,996	$14,552
EDP-Energias de Portugal SA	53,769	198,702
Galp Energia SGPS SA, Class B	9,466	102,185
Jeronimo Martins SGPS SA	7,890	110,750
NOS SGPS SA	22,214	184,344
Pharol SGPS SA(1)	43,046	18,121
Portucel SA	19,411	79,026

		$707,680

Singapore — 1.9%
Ascendas Real Estate Investment Trust	23,500	$40,009
Biosensors International Group, Ltd.(1)	139,900	67,985
Boustead Singapore, Ltd.	20,000	13,672
CapitaLand Mall Trust	33,000	46,527
ComfortDelGro Corp., Ltd.	31,100	67,288
DBS Group Holdings, Ltd.	3,900	47,951
Ezra Holdings, Ltd.(1)	36,400	3,168
Flextronics International, Ltd.(1)	17,512	199,462

Security	Shares	Value

Singapore (continued)
Genting Singapore PLC	74,000	$42,866
Hutchison Port Holdings Trust	44,000	24,370
International Healthway Corp, Ltd.(1)	437,100	28,358
Keppel Infrastructure Trust	95,400	35,372
Mapletree Commercial Trust	29,000	28,335
Oversea-Chinese Banking Corp., Ltd.	10,400	66,850
Petra Foods, Ltd.	10,000	17,263
Singapore Exchange, Ltd.	7,000	36,830
Singapore Press Holdings, Ltd.	41,000	116,604
Singapore Technologies Engineering, Ltd.	29,000	68,352
Singapore Telecommunications, Ltd.	78,300	222,470
Venture Corp., Ltd.	7,000	41,252
Wilmar International, Ltd.	75,000	167,128

		$1,382,112

Spain — 3.8%
Abertis Infraestructuras SA	6,152	$102,160
Almirall SA	2,800	53,895
Amadeus IT Holding SA, Class A	7,299	310,474
Banco Santander SA	33,878	189,249
Bankia SA	14,959	19,224
CaixaBank SA	24,878	95,287
Ebro Foods SA	3,470	65,724
Enagas SA	2,600	78,619
Ence Energia y Celulosa SA	9,300	32,507
Ferrovial SA	6,364	160,547
Grifols SA, Class A	4,089	189,382
Iberdrola SA	26,621	189,838
Industria de Diseno Textil SA	8,791	329,173
Red Electrica Corp. SA	1,282	112,861
Repsol SA	20,498	258,037
Telefonica SA	21,727	286,652
Tubacex SA	12,500	26,798
Viscofan SA	1,824	106,385
Zardoya Otis SA	6,587	80,994
Zeltia SA(1)	11,000	48,803

		$2,736,609

Sweden — 3.8%
Assa Abloy AB, Class B	2,883	$57,352
Axfood AB	2,772	50,024
BillerudKorsnas AB	8,829	159,781
Castellum AB	1,757	26,298
Elekta AB, Class B	23,297	180,258
Fabege AB	2,133	33,886

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Sweden (continued)
Hennes & Mauritz AB, Class B	8,337	$324,083
Hexpol AB	9,658	93,815
Holmen AB, Class B	4,278	128,960
ICA Gruppen AB	890	31,750
Lundin Petroleum AB(1)	6,164	89,224
Meda AB, Class A	11,337	166,384
Sandvik AB	2,450	22,850
Skandinaviska Enskilda Banken AB, Class A	3,470	36,438
Skanska AB, Class B	7,392	144,240
SKF AB, Class B	2,244	39,432
Svenska Cellulosa AB SCA, Class B	8,499	250,329
Svenska Handelsbanken AB, Class A	5,337	72,484
Swedbank AB, Class A	4,442	101,781
Telefonaktiebolaget LM Ericsson, Class B	36,080	351,149
TeliaSonera AB	57,212	292,326
Volvo AB	3,350	34,649
Wihlborgs Fastigheter AB	1,547	30,245

		$2,717,738

Switzerland — 7.7%
Allreal Holding AG	214	$28,358
Alpiq Holding, Ltd.	241	25,447
Ascom Holding AG	1,636	31,010
Baloise Holding AG	178	21,342
Bucher Industries AG	89	20,254
Burckhardt Compression Holdings AG	55	19,162
Clariant AG	2,800	51,487
Compagnie Financiere Richemont SA, Class A	6,963	597,060
Daetwyler Holding AG	260	36,449
DKSH Holding AG	352	21,438
dorma + kaba Holding AG	61	38,036
Dufry AG(1)	429	50,118
EFG International AG	2,438	24,510
Ems-Chemie Holding AG	96	40,625
Flughafen Zuerich AG	75	56,766
Gategroup Holding AG	975	36,557
Geberit AG	325	104,884
Givaudan SA	114	203,855
Inficon Holding AG	86	24,572
Julius Baer Group, Ltd.	2,361	117,064
Komax Holding AG	194	32,287
Kuehne & Nagel International AG	665	92,141
Kuoni Reisen Holding AG	68	14,079
Mobimo Holding AG	139	29,978
Nestle SA	12,024	918,320

Security	Shares	Value

Switzerland (continued)
Novartis AG	7,182	$650,608
Panalpina Welttransport Holding AG	330	37,676
Pargesa Holding SA	333	21,118
Partners Group Holding AG	109	39,441
PSP Swiss Property AG	420	36,536
Roche Holding AG PC	644	174,845
Schindler Holding AG	405	65,919
Schindler Holding AG PC	535	86,800
Schmolz & Bickenbach AG(1)	21,068	11,491
SGS SA	46	87,589
Sika AG	16	52,473
Sulzer AG	480	48,502
Swatch Group, Ltd. (The)	458	33,087
Swatch Group, Ltd. (The), Bearer Shares	442	172,618
Swiss Life Holding AG	399	95,078
Swiss Prime Site AG	678	51,801
Swiss Re AG	2,119	196,708
Swisscom AG	516	265,851
Syngenta AG	1,392	467,671
Temenos Group AG	1,230	57,459
Valiant Holding AG	270	31,172
Valora Holding AG	105	21,118
Zehnder Group AG	691	23,533
Zurich Insurance Group AG	620	163,618

		$5,528,511

United Kingdom — 15.6%
Alent PLC	8,300	$63,487
Anglo American PLC	11,476	96,280
Antofagasta PLC	7,900	63,865
AstraZeneca PLC	5,032	320,702
Auto Trader Group PLC(1)	11,750	70,257
Aviva PLC	8,154	60,939
Babcock International Group PLC	3,446	51,084
BAE Systems PLC	15,161	102,556
Bellway PLC	1,375	54,921
Berendsen PLC	1,721	27,134
Berkeley Group Holdings PLC	1,125	57,418
BP PLC	80,176	476,485
British American Tobacco PLC	7,891	468,801
British Land Co. PLC (The)	2,591	34,706
BT Group PLC	25,356	181,080
Bunzl PLC	1,400	40,035
Burberry Group PLC	1,881	38,422
Capita PLC	2,374	46,568

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)
Carnival PLC	758	$42,187
Cineworld Group PLC	5,166	43,890
Close Brothers Group PLC	1,265	28,503
Cobham PLC	11,321	48,336
Compass Group PLC	7,415	127,470
Croda International PLC	1,406	62,717
Daily Mail & General Trust PLC, Class A	2,268	26,129
Diageo PLC	9,957	287,060
Dixons Carphone PLC	9,300	66,021
easyJet PLC	2,278	61,365
Elementis PLC	6,330	22,822
Essentra PLC	5,799	75,127
Experian PLC	8,507	144,960
FirstGroup PLC(1)	13,353	19,874
Fresnillo PLC	6,282	70,461
G4s PLC	13,501	50,431
Galliford Try PLC	1,478	34,046
GlaxoSmithKline PLC	37,061	799,247
Grainger PLC	8,181	31,357
Greene King PLC	2,038	25,212
Halma PLC	10,346	121,613
Hammerson PLC	3,110	30,471
Howden Joinery Group PLC	5,263	37,537
HSBC Holdings PLC	38,852	303,549
IMI PLC	3,100	45,459
Inchcape PLC	4,400	54,113
Inmarsat PLC	3,236	49,048
Innovation Group PLC	55,577	34,010
International Game Technology PLC	1,016	16,480
Intertek Group PLC	1,447	58,440
Intu Properties PLC	6,028	32,089
Kcom Group PLC	18,722	25,032
Keller Group PLC	1,779	22,295
Kingfisher PLC	14,750	80,178
Laird PLC	12,084	62,956
Land Securities Group PLC	1,680	34,611
Legal & General Group PLC	20,937	84,313
Lloyds Banking Group PLC	141,652	160,776
LondonMetric Property PLC	12,704	33,085
Marks & Spencer Group PLC	9,753	77,012
Marston’s PLC	12,099	30,094
Melrose Industries PLC	10,855	44,409
Micro Focus International PLC	3,386	65,449
Mitchells & Butlers PLC(1)	4,075	22,215
Mitie Group PLC	5,571	27,567
Moneysupermarket.com Group PLC	16,319	83,985

Security	Shares	Value

United Kingdom (continued)
National Grid PLC	54,281	$773,226
NCC Group PLC	9,827	41,702
Next PLC	458	56,405
Oxford Instruments PLC	2,226	17,783
Pace PLC	8,608	49,328
Paragon Group of Cos. PLC (The)	4,937	31,885
Pearson PLC	3,435	45,602
Persimmon PLC	2,000	61,335
Phoenix Group Holdings	2,631	34,597
Playtech PLC	4,633	61,042
Premier Farnell PLC	16,026	24,692
Provident Financial PLC	887	47,349
QinetiQ Group PLC	8,311	28,634
Randgold Resources, Ltd.	1,173	78,669
Reckitt Benckiser Group PLC	1,565	152,729
RELX PLC	3,294	58,900
Renishaw PLC	1,543	44,756
Rentokil Initial PLC	15,781	37,538
Rexam PLC	7,065	58,744
Rio Tinto PLC	9,093	331,396
Rotork PLC	7,570	21,868
Royal Dutch Shell PLC, Class A	24,804	647,567
Royal Mail PLC	6,900	47,272
RPC Group PLC	7,000	70,120
RSA Insurance Group PLC	3,640	23,558
Sage Group PLC (The)	21,278	178,407
SDL PLC	5,875	35,187
Segro PLC	5,128	35,522
Shaftesbury PLC	2,677	38,749
Sky PLC	3,598	60,719
Smiths Group PLC	1,428	21,126
Spectris PLC	1,770	45,396
Spirent Communications PLC	26,820	30,332
SSE PLC	15,241	354,576
Standard Chartered PLC	5,939	65,927
Tate & Lyle PLC	2,622	24,068
Telecity Group PLC	4,807	86,947
Travis Perkins PLC	2,060	60,717
TT Electronics PLC	8,490	16,723
UBM PLC	2,729	21,499
Ultra Electronics Holdings PLC	1,034	26,797
Unilever PLC	4,757	211,822
Victrex PLC	2,610	74,164
Vodafone Group PLC	273,699	900,725
William Hill PLC	6,621	32,306
WS Atkins PLC	1,397	29,604

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)
Xaar PLC	3,933	$31,009
Xchanging PLC	11,221	29,082

		$11,216,842

Total Common Stocks (identified cost $70,709,148)		$70,579,398

Rights(1) — 0.0%(2)

Security	Shares	Value
Westpac Banking Corp., Exp. 11/11/15	372	$1,300

Total Rights (identified cost $0)		$1,300

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(3)	$329	$329,025

Total Short-Term Investments (identified cost $329,025)		$329,025

Total Investments — 98.6% (identified cost $71,038,173)		$70,909,723

Other Assets, Less Liabilities — 1.4%		$1,008,515

Net Assets — 100.0%		$71,918,238

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.0%	$24,474,865
British Pound Sterling	15.9	11,408,279
Japanese Yen	15.8	11,374,617
Swiss Franc	7.8	5,623,296
Australian Dollar	7.5	5,370,699
Swedish Krona	3.8	2,717,738
Hong Kong Dollar	3.4	2,488,992
United States Dollar	2.5	1,826,906
Danish Krone	1.9	1,349,978
Norwegian Krone	1.9	1,338,618
Singapore Dollar	1.7	1,203,697
Israeli Shekel	1.4	990,703
New Zealand Dollar	1.0	741,335

Total Investments	98.6%	$70,909,723

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.1%	$8,702,995
Consumer Discretionary	11.3	8,132,494
Industrials	11.3	8,110,348
Consumer Staples	10.5	7,551,819
Telecommunication Services	10.1	7,255,169
Health Care	9.9	7,145,544
Materials	9.9	7,134,226
Information Technology	9.3	6,710,032
Utilities	7.8	5,621,551
Energy	5.9	4,216,520
Short-Term Investments	0.5	329,025

Total Investments	98.6%	$70,909,723

Abbreviations:

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2015

Statement of Assets and Liabilities

Assets	October 31, 2015
Unaffiliated investments, at value (identified cost, $70,709,148)	$70,580,698
Affiliated investment, at value (identified cost, $329,025)	329,025
Foreign currency, at value (identified cost, $199,219)	195,046
Dividends receivable	102,349
Interest receivable from affiliated investment	57
Receivable for investments sold	29,016
Tax reclaims receivable	790,852
Total assets	$72,027,043

Liabilities
Payable to affiliates:
Investment adviser fee	$45,223
Trustees’ fees	433
Accrued expenses	63,149
Total liabilities	$108,805
Net Assets applicable to investors’ interest in Portfolio	$71,918,238

Sources of Net Assets
Investors’ capital	$72,075,008
Net unrealized depreciation	(156,770)
Total	$71,918,238

29	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2015

Statement of Operations

Investment Income	Year Ended October 31, 2015
Dividends (net of foreign taxes, $280,557)	$2,677,107
Interest allocated from affiliated investment	289
Expenses allocated from affiliated investment	(21)
Total investment income	$2,677,375

Expenses
Investment adviser fee	$673,467
Trustees’ fees and expenses	5,194
Custodian fee	84,998
Legal and accounting services	46,226
Miscellaneous	18,489
Total expenses	$828,374
Deduct —
Reduction of custodian fee	$2
Total expense reductions	$2

Net expenses	$828,372

Net investment income	$1,849,003

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,889,216
Foreign currency transactions	(50,080)
Net realized gain	$5,839,136
Change in unrealized appreciation (depreciation) —
Investments	$(6,708,901)
Foreign currency	(37,924)
Net change in unrealized appreciation (depreciation)	$(6,746,825)

Net realized and unrealized loss	$(907,689)

Net increase in net assets from operations	$941,314

30	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2015

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$1,849,003	$2,985,472
Net realized gain from investment and foreign currency transactions	5,839,136	11,155,625
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(6,746,825)	(12,577,234)
Net increase in net assets from operations	$941,314	$1,563,863
Capital transactions —
Contributions	$2,926,693	$3,064,899
Withdrawals	(42,981,733)	(8,632,568)
Net decrease in net assets from capital transactions	$(40,055,040)	$(5,567,669)

Net decrease in net assets	$(39,113,726)	$(4,003,806)

Net Assets
At beginning of year	$111,031,964	$115,035,770
At end of year	$71,918,238	$111,031,964

31	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2015

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2015	2014		2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.92%	0.92%		0.94%	1.03%	1.13%
Net investment income	2.06%	2.55	%(2)	2.28%	2.60%	1.67%
Portfolio Turnover	11%	53%		30%	117%	41%

Total Return	0.31%	1.30%		21.20%	10.24%	(9.16)%

Net assets, end of year (000’s omitted)	$71,918	$111,032		$115,036	$103,291	$108,855

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Includes special dividends equal to 0.41% of average daily net assets.

32	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2015, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 52.9% and 47.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

33

Tax-Managed International Equity Portfolio

October 31, 2015

Notes to Financial Statements — continued

As of October 31, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the year ended October 31, 2015, the Portfolio’s investment adviser fee amounted to $673,467 or 0.75% of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $9,494,851 and $47,586,040, respectively, for the year ended October 31, 2015.

34

Tax-Managed International Equity Portfolio

October 31, 2015

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$71,202,633

Gross unrealized appreciation	$7,909,423
Gross unrealized depreciation	(8,202,333)

Net unrealized depreciation	$(292,910)

The net unrealized depreciation on foreign currency transactions at October 31, 2015 on a federal income tax basis was $28,320.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2015.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

35

Tax-Managed International Equity Portfolio

October 31, 2015

Notes to Financial Statements — continued

At October 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$231,312	$21,508,195		$—	$21,739,507
Developed Europe	461,168	46,940,851		—	47,402,019
Developed Middle East	421,271	1,016,601		—	1,437,872

Total Common Stocks	$1,113,751	$69,465,647	*	$—	$70,579,398

Rights	$1,300	$—		$—	$1,300
Short-Term Investments	—	329,025		—	329,025

Total Investments	$1,115,051	$69,794,672		$—	$70,909,723

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

36

Tax-Managed International Equity Portfolio

October 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed International Equity Portfolio:

We have audited the accompanying statement of assets and liabilities of Tax-Managed International Equity Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Tax-Managed International Equity Portfolio as of October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 18, 2015

37

Parametric Tax-Managed International Equity Fund

October 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed International Equity Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee of the Trust and Portfolio and President of the Portfolio	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

38

Parametric Tax-Managed International Equity Fund

October 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

39

Parametric Tax-Managed International Equity Fund

October 31, 2015

Management and Organization — continued

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

41

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Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

38    10.31.15

Item 2.	Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/14	10/31/15
Audit Fees	$29,390	$30,290
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,760	$16,035
All Other Fees(3)	$0	$0

Total	$37,150	$46,325

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/14	10/31/15
Registrant	$7,760	$16,035
Eaton Vance(1)	$99,750	$46,000

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	December 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 11, 2015

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	December 11, 2015